S000010793 [Member] Expense Example, No Redemption - S000010793 [Member]	Feb. 28, 2026 USD ($)
C000122580 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 77
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	488
Expense Example, No Redemption, 10 Years	1,105
C000029858 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	495
Expense Example, No Redemption, 5 Years	865
Expense Example, No Redemption, 10 Years	1,908
C000253705 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	339
Expense Example, No Redemption, 5 Years	600
Expense Example, No Redemption, 10 Years	1,348
C000029855 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	690
Expense Example, No Redemption, 3 Years	968
Expense Example, No Redemption, 5 Years	1,267
Expense Example, No Redemption, 10 Years	2,113
C000029859 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	339
Expense Example, No Redemption, 5 Years	600
Expense Example, No Redemption, 10 Years	1,348
C000122579 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	288
Expense Example, No Redemption, 5 Years	511
Expense Example, No Redemption, 10 Years	$ 1,153